Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
Presented in the table below are operating revenues disaggregated for the three months ended March 31, 2026:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$593	$—	$593
Commercial	229	—	229
Fire service	48	—	48
Industrial	48	—	48
Public and other	70	—	70

Total water services	988	—	988
Wastewater services:
Residential	74	—	74
Commercial	22	—	22
Industrial	2	—	2
Public and other	9	—	9

Total wastewater services	107	—	107
Miscellaneous utility charges	12	—	12
Alternative revenue programs	—	2	2
Lease contract revenue	—	2	2

Total Regulated Businesses	1,107	4	1,111

Other	96	—	96

Total operating revenues	$1,203	$4	$1,207

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.

Presented in the table below are operating revenues disaggregated for the three months ended March 31, 2025:

	Revenues from Contracts with Customers	Other Revenues Not from Contracts with Customers (a)	Total Operating Revenues
Regulated Businesses:
Water services:
Residential	$560	$—	$560
Commercial	212	—	212
Fire service	45	—	45
Industrial	45	—	45
Public and other	67	—	67

Total water services	929	—	929
Wastewater services:
Residential	68	—	68
Commercial	18	—	18
Industrial	5	—	5
Public and other	10	—	10

Total wastewater services	101	—	101
Miscellaneous utility charges	11	—	11
Alternative revenue programs	—	6	6
Lease contract revenue	—	2	2

Total Regulated Businesses	1,041	8	1,049

Other	93	—	93

Total operating revenues	$1,134	$8	$1,142

(a)	Includes revenues associated with alternative revenue programs, lease contracts and intercompany rent, which are outside the scope of ASC 606, and accounted for under other existing GAAP.